Fair Value - Change in Fair Value of Derivative Warrant Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Prepaid forward contract
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0
Initial Prepayment Amount	60,096
(Loss) gain recognized in other expense, net on the condensed consolidated statement of operations and comprehensive loss	(44,142)
Ending balance	15,954		$ 0
Fixed Maturity Consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
(Loss) gain recognized in other expense, net on the condensed consolidated statement of operations and comprehensive loss	(6,967)
Ending balance	(6,967)		0
Shortfall Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
(Loss) gain recognized in other expense, net on the condensed consolidated statement of operations and comprehensive loss	(5,104)
Ending balance	(5,104)		0
Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(2,119)	$ (1,145)	(1,145)	$ (582)
(Loss) gain recognized in other expense, net on the condensed consolidated statement of operations and comprehensive loss	(3,770)	41	(974)	(563)
Conversion of warrants to preferred shares	5,889		0	0
Ending balance	0	(1,104)	(2,119)	(1,145)
AM SAFE liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(28,986)	(28,271)	(28,271)	0
(Loss) gain recognized in other expense, net on the condensed consolidated statement of operations and comprehensive loss	(744)	148	(715)	0
Conversion of warrants to preferred shares			0	28,271
Conversion of SAFE liability	29,730
Ending balance	0	(28,123)	(28,986)	(28,271)
AM SAFE warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(1,989)	(1,729)	(1,729)	0
(Loss) gain recognized in other expense, net on the condensed consolidated statement of operations and comprehensive loss	189	(129)	(260)	0
Conversion of warrants to preferred shares			0	1,729
Conversion of AM SAFE warrant to equity classification	1,800
Ending balance	0	(1,858)	(1,989)	(1,729)
Brookfield SAFE
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(50,000)	$ 0	0
(Loss) gain recognized in other expense, net on the condensed consolidated statement of operations and comprehensive loss	30,600		0
Conversion of warrants to preferred shares			50,000
Ending balance	(19,400)		(50,000)	$ 0
Private placement warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
Recognized as a result of the Business Combination	(2,148)
(Loss) gain recognized in other expense, net on the condensed consolidated statement of operations and comprehensive loss	(477)
Ending balance	$ (2,625)		$ 0